Average Annual Total Returns			12 Months Ended	60 Months Ended	120 Months Ended
		Oct. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Class A Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class A – Return Before Taxes
Average Annual Return, Percent			(10.59%)	0.48%	(0.32%)
Class A Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class A – Return After Taxes on Distributions
Average Annual Return, Percent	[1]		(11.17%)	(1.53%)	(1.47%)
Class A Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class A – Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent	[1]		(5.86%)	(0.15%)	(0.55%)
Class C Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class C – Return Before Taxes
Average Annual Return, Percent			(6.28%)	0.83%	(0.53%)
Class I Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class I – Return Before Taxes
Average Annual Return, Percent			(5.22%)	1.84%	0.46%
Class A Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class A – Return Before Taxes
Average Annual Return, Percent			(4.57%)	2.56%	2.40%
Class A Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class A – Return After Taxes on Distributions
Average Annual Return, Percent	[2]		(4.81%)	0.89%	0.55%
Class A Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class A – Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent	[2]		(2.53%)	1.29%	1.05%
Class I Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class I – Return Before Taxes
Average Annual Return, Percent			0.97%	3.92%	3.22%
Bloomberg Global Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg Global Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			8.17%	(2.15%)	1.26%
Credit Suisse Managed Futures Liquid Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Credit Suisse Managed Futures Liquid Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			(4.04%)	2.24%	0.55%
Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			7.30%	(0.36%)	2.01%
ICE BofA US 3-Month Treasury Bill Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		ICE BofA US 3-Month Treasury Bill Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			4.21%	3.19%	2.19%

[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[2]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.